Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Operating activities
Net income	$ 87,504	$ 77,195		$ 16,935
Adjustments to reconcile net income to net cash used in operating activities:
Change in reinsurance recoverable	16,662	(75,379)		(310,283)
Change in premiums and accounts receivable	(1,968)	6,280		9,676
Depreciation and amortization	6,159	6,238		4,805
Change in deferred acquisition costs and value of business acquired	(235)	2,893		7,760
Change in accrued investment income	2,618	(337)		(453)
Change in insurance policy reserves and expenses	(161,558)	(20,862)		188,477
Change in accounts payable and other liabilities	(11,960)	(5,613)		(35,745)
Change in commissions payable	1,564	(333)		1,424
Amortization of deferred gain on disposal of businesses	(12,506)	(13,862)		2,876
Change in income taxes	18,468	(10,693)		13,847
Net realized gains on investments	(9,973)	(451)		(7,183)
Goodwill impairment	0	0		64,288
Other	(3,118)	685		2,712
Net cash used in operating activities	(68,343)	(34,240)		(40,864)
Sales of:
Fixed maturity securities available-for-sale	288,573	232,195		323,152
Equity securities available for sale	28,584	46,629		44,045
Other invested assets	18,553	10,942		8,426
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale	224,966	199,936		170,173
Commercial mortgage loans on real estate	63,099	42,182		66,719
Purchase of:
Fixed maturity securities available-for-sale	(424,618)	(419,265)		(531,646)
Equity securities available for sale	(26,491)	(3,500)		(7,340)
Commercial mortgage loans on real estate	(20,412)	(14,661)		0
Other invested assets	(18,076)	(17,994)		(11,807)
Property and equipment	0	0		(22)
Change in short-term investments	42,347	(29,418)		17,983
Change in collateral held under securities lending	296	14,637		49,857
Change in policy loans	20	419		740
Net cash provided by investing activities	176,841	62,102		130,280
Financing activities
Dividends paid	(110,000)	(32,000)		(58,000)
Change in obligation under securities lending	(296)	(14,637)		(50,719)
Net cash used in financing activities	(110,296)	(46,637)	[1]	(108,719)
Change in cash and cash equivalents	(1,798)	(18,775)		(19,303)
Cash and cash equivalents at beginning of period	5,741	24,516		43,819
Cash and cash equivalents at end of period	3,943	5,741		24,516
Supplemental information:
Income taxes paid, net of refunds received	$ 21,792	$ 34,402		$ 20,727

[1]	During 2011, a $21,576 non-cash capital contribution in the form of a deferred tax asset was made from the Parent. See Note 7 for more information.